SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Floating Rate Trust's primary goal is to provide as high a level of current income and preservation of capital as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Floating Rate Trust covers the period ended January 31, 2001.

ECONOMIC OVERVIEW


After enjoying a decade-long expansion, the U.S. economy finally started to show signs of weakening during the six months under review. Third and fourth quarter 2000 annualized gross domestic product (GDP) growth dropped sharply to 2.2% and 1.1%, compared with the sizzling 5.6% annualized GDP growth in the second quarter. Fourth-quarter performance was weaker than expected and marked the slowest growth since the second quarter of 1995. In addition, consumer confidence fell for the third straight month and ended the period at the lowest level in almost four years. Concerned that slowing economic growth was more of a threat than higher inflation, the Federal Reserve Board (Fed) backed off its tightening bias in December 2000. The Fed proceeded to cut the federal funds target rate unexpectedly in early January and again at the end of January for a total of 100 basis points, or 1.0%.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 9.


CONTENTS

Shareholder Letter ........................................................    1

Performance Summary .......................................................    7

Financial Highlights & Statement of Investments ...........................    8

Financial Statements ......................................................   21

Notes to Financial Statements .............................................   25



[FUND CATEGORY PYRAMID GRAPHIC]

WHAT ARE SYNDICATED BANK LOANS?

Syndicated bank loans are typically secured, floating rate loans to corporate borrowers made by a group, or syndicate, of banks and other lenders. A group of lenders provides capital to companies for varied purposes, such as merger and acquisition activity, leveraged buyouts or refinancings. Borrowing rates are generally pegged to an index, such as LIBOR, the London InterBank Offered Rate.


Long-term interest rates fluctuated downward during the reporting period. The 30-year Treasury bond yield ended the period at 5.46%, down from 5.79% six months earlier. Short-term interest rates, as measured by the 3-month London InterBank Offered Rate (LIBOR), the benchmark underlying most of the loans in our portfolio, declined significantly, from 6.72% at the beginning of the reporting period, to 6.40% at the end. On January 31, 2001, the Dow Jones(R) Industrial Average stood at 10887.36, compared with 10521.98 six months earlier, an increase of 3.47%.

SYNDICATED BANK LOAN MARKET

After several years of strong performance, the bank loan market experienced difficulties during the six-month period. Credit quality among leveraged issuers deteriorated significantly as a weak economy, combined with high interest rates, made for an unfavorable business climate. In September, Moody's Investors Service published a report noting a marked deterioration in credit quality. Although Moody's(R) noted that the trend seemed to be moderating, it stressed that the environment for leveraged loans remained negative.(1)

With default rates nearing levels not seen since the last recession, new issuance in the primary market (where investors purchase loans from issuers) slowed significantly and liquidity in the secondary market dried up as lenders shied away from riskier deals in industries such as telecommunications. Still, the market for bank loans remained diverse, with less traditional investment vehicles like collateralized loan obligations providing the most incremental demand. It is important to note that

1. Source: Moody's Investors Service, Tenth Consecutive Quarter of Weakening Credit Among U.S. Companies, 10/23/00.

leveraged loan volume remained relatively strong in 2000 at $310 billion. Volume was down only 3% from 1999, despite investors' preference for higher-rated credits.

In third quarter 2000, several banks reported problems with their loan portfolios, forcing them to take reserves to protect against further losses. In a sign of things to come, a large bank sold off a significant portion of its distressed loan portfolio at a discount to an institutional investor. It is likely, in our opinion, that other banks will make similar moves in the future to clean up their balance sheets and keep regulators happy.

By early 2001, the leveraged loan market seemed to be headed for a turnaround. Spurred by the Fed's surprise interest rate cut on January 3, the closely linked high yield bond market made a stunning rebound in the first few weeks of the year. During the month of January alone, the volume of high yield new issuance was greater than a quarter of the issuance in all of 2000. Bids on leveraged loans -- particularly from more established companies -- improved as well. However, we are waiting to see what the impact will be on the entire market, including the lower-rated issuers that fell out of favor in 2000.

PORTFOLIO NOTES

Within this challenging environment, Franklin Floating Rate Trust's dividend increased from 7.9706 cents per share on July 31, 2000, to 8.8942 cents per share on January 31, 2001. During the same time, the Fund's 30-day standardized yield grew from 9.59% to 10.47%, as reported in the Performance Summary beginning on page 7.

DIVIDEND DISTRIBUTIONS*
8/1/00 - 1/31/01

                                                                   DIVIDEND
MONTH                                                              PER SHARE
--------------------------------------------------------------------------------
August                                                             7.7683 cents

September                                                          7.2199 cents

October                                                            8.0619 cents

November                                                           7.6140 cents

December                                                           7.3861 cents

January                                                            8.8942 cents

--------------------------------------------------------------------------------
TOTAL                                                              46.9444 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


The Fund's assets grew rapidly during the period, surpassing the $3 billion milestone. Although the Fund grew significantly, we remained selective while actively managing our investments. Our increased size allows us access to a wide variety of loan syndications and enhances our buying power, which also gives us leverage to negotiate better terms for our shareholders. During the period under review, Franklin Floating Rate Trust reviewed 87 deals representing $71.47 billion in credit facilities. Because we have seen market action affect loans to all companies in the same industry, rather than just the company with bad news, we tried to maintain broad diversification across industries. As of period-end, the Fund's largest concentrations were in cellular telephone (9.8% of total net assets), cable television (9.7%), other telecommunications (5.7%) and hotel/resorts (4.9%).

Despite the difficult environment for loans, we continued to find attractive investments and benefited from existing holdings. For example, we invested in Clearnet Communications, a leading Canadian wireless company that operates two state-of-the-art, digital wireless networks and holds one of two nationwide PCS licences granted by the Canadian government. In August 2000, TELUS, a major Canadian telecommunications company, announced that it would acquire Clearnet for $4.3 billion and merge the company with its TELUS Mobility unit. This acquisition provided a return on our investment at a gain from our initial purchase price.

We also continued to add to one of our top holdings, Allied Waste Industries. In July 1999, the Fund provided financing to help Allied Waste's acquisition of Browning-Ferris. Consequently, Allied Waste became the second largest, vertically integrated solid waste management company in North America. The company experienced difficulties integrating Browning-Ferris initially. The second half of 2000 proved to be the turning point as profitability improved and Allied Waste was able to reduce debt. In January 2001, they announced the issuance of $600 million in senior notes. We will use these proceeds to repay some of our position. We continue to favor the defensive characteristics of this investment. Since Allied Waste operates an essential service, that of commercial and residential refuse removal, we believe that they are in a solid position to withstand an economic slowdown.

The Fund also benefited from its significant position in the bank debt of Levi Strauss & Co. Levi's, one of the world's largest and best-known apparel marketers, struggled with operational difficulties and declining sales during the late 1990s. Under chief executive Philip Marineau's leadership, the company started to turn its business around. In January 2001, Levi's successfully raised $500 million in high yield bonds and used the proceeds to pay down bank debt. Later in the month, they refinanced the remaining part of their outstanding credit facility, resulting in a profit for Franklin Floating Rate Trust.

As the Fund continues to grow, we will maintain our strategy of holding loans from companies that we believe possess defensive market positions and strong asset coverage in industries


TOP 10 HOLDINGS
1/31/01

COMPANY                                                                 % OF TOTAL
INDUSTRY                                                                NET ASSETS
----------------------------------------------------------------------------------
Charter Communications                                                        3.9%
CCVI, CCVIII and Charter
Communications Operating LLC
Cable Television

Wyndham International Inc.                                                    3.1%
Hotel/Resorts

Voicestream Holding LLC                                                       3.0%
Cellular Telephone

Allied Waste Industries Inc.                                                  2.7%
Environmental Services

AES Texas                                                                     2.6%
Electrical Utilities, South

Nextel Communications Inc.                                                    2.5%
Cellular Telephone

Century Cable (Adelphia)                                                      1.9%
Cable Television

Stone Container Corp.                                                         1.7%
Pulp & Paper

UPC Distribution Holdings BV                                                  1.7%
Cable Television

Burns Philip                                                                  1.7%
Packaged Foods

that we feel will do well even during periods of economic decline. With its relatively stable share price and potential for high, current income, we believe the Fund is an attractive investment for investors seeking to diversify portfolios heavily weighted in equities.

We appreciate your investment in Franklin Floating Rate Trust, and welcome your comments or suggestions.

Sincerely,


/s/ C B Johnson

Charles B. Johnson
Chairman
Franklin Floating Rate Trust


/s/ Chauncey Lufkin

Chauncey Lufkin
Portfolio Manager
Franklin Floating Rate Trust



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of January 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 1/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

                                          CHANGE           1/31/01       7/31/00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                     -$0.24            $9.61         $9.85
DISTRIBUTIONS (8/1/00-1/31/01)

Dividend Income                           $0.469444

PERFORMANCE

                                                                      INCEPTION
                                           6-MONTH   1-YEAR  3-YEAR   (10/10/97)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  +2.37%   +5.79%  +21.25%   +23.45%

Average Annual Total Return(2)              +1.39%   +4.82%   +6.63%   +6.57%

Avg. Ann. Total Return (12/31/00)(3)                 +5.26%   +6.68%   +6.62%

Distribution Rate(4)                             10.24%

30-Day Standardized Yield(5)                     10.47%


Franklin Floating Rate Trust ranked #1 out of 8 closed-end loan participation funds in terms of cumulative total return for the 3 years ended January 31, 2001, according to Lipper Inc.*


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Shares repurchased within 12 months of investment are subject to 1% early withdrawal charge.
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1% early withdrawal charge, assuming shares were redeemed within 12 months of purchase. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of January's 8.8942 cent per share monthly dividend and the net asset value of $9.61 on 1/31/01.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 1/31/01.


*Source: Lipper Inc., 2/13/01.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN FLOATING RATE TRUST
Financial Highlights

                                                         SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                                         JANUARY 31, 2001         ---------------------------------------------
                                                           (UNAUDITED)              2000               1999             1998(a)
                                                         ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $     9.85            $     9.98         $    10.04         $  10.00
                                                         ----------------------------------------------------------------------
Income from investment operations:
 Net investment income .............................             .469                  .839               .700             .482
 Net realized and unrealized gains (losses) ........            (.236)                (.130)             (.060)            .040
                                                         ----------------------------------------------------------------------
Total from investment operations ...................             .233                  .709               .640             .522
                                                         ----------------------------------------------------------------------
Less distributions from net investment income ......            (.469)                (.839)             (.700)           (.482)
                                                         ----------------------------------------------------------------------
Net asset value, end of period .....................       $     9.61            $     9.85         $     9.98         $  10.04
                                                         ======================================================================

Total return(b) ....................................             2.37%                 7.39%              6.62%            5.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $3,042,869            $2,541,497         $1,106,363         $168,537
Ratios to average net assets:
 Expenses ..........................................             1.34%(c)              1.35%              1.39%            1.32%(c)
 Expenses excluding waiver and payments
    by affiliate ...................................             1.34%(c)              1.35%              1.41%            1.76%(c)
 Net investment income .............................             9.62%(c)              8.51%              6.93%            6.06%(c)
Portfolio turnover rate ............................            28.07%                66.27%             63.29%           45.32%

(a) For period October 10, 1997 (effective date) to July 31, 1998.

(b) Total return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.

(c) Annualized


8                      See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS 97.3%
   ADVERTISING .1%
   Lamar Media Corp., Term Loan B, 8.18 - 8.75%, 7/02/06 ..............................           $ 3,000,000           $  3,012,000
                                                                                                                        ------------
   APPAREL 1.0%
   Levi Strauss & Co., 364 Day Fac., 9.23 - 9.99%, 1/31/02 ............................            26,186,286             26,055,355
   St. John Knits Inc., Term Loan B, 9.75 - 9.81%, 7/31/07 ............................             5,839,878              5,724,295
                                                                                                                        ------------
                                                                                                                          31,779,650
                                                                                                                        ------------
   AUTO PARTS: O.E.M. 1.7%
   Dayco Products LLC, Term Loan B, 9.83 - 10.07%, 5/31/07 ............................            11,896,157             11,479,791
   SPX Corp.,
        Term Loan B, 8.87%, 12/31/06 ..................................................             8,160,056              8,185,557
        Term Loan C, 8.12%, 12/31/07 ..................................................            10,000,000             10,075,000
   Tenneco Automotive,
        Term Loan B, 10.26%, 11/04/07 .................................................            13,450,238             11,520,129
        Term Loan C, 10.51%, 5/04/08 ..................................................            13,450,238             11,520,129
                                                                                                                        ------------
                                                                                                                          52,780,606
                                                                                                                        ------------
   BOOKS/MAGAZINES 1.5%
   Advanstar Communications, Term Loan B, 9.14%, 10/11/07 .............................             6,000,000              6,005,628
   American Media Operations, Term Loan B, 10.08%, 4/01/07 ............................             4,000,000              4,018,500
   PEI Holdings, Term Loan B, 10.75%, 3/15/06 .........................................             7,166,667              6,844,167
   Primedia Inc., Term Loan B, 8.65%, 7/31/04 .........................................            11,385,000             11,367,217
   Reiman Publications Co., Term Loan B, 10.43%, 11/30/05 .............................             6,469,982              6,509,073
   Weekly Reader, Term Loan B, 9.65 - 10.76%, 11/08/06 ................................             9,875,000              9,529,375
                                                                                                                        ------------
                                                                                                                          44,273,960
                                                                                                                        ------------
   BROADCASTING 2.9%
   Benedek Broadcasting Corp., Term Loan B, 8.85 - 8.88%, 11/20/07 ....................            17,000,000             16,808,750
   Comcorp Broadcasting, Term Loan B, 10.31%, 6/30/07 .................................             4,583,902              3,506,685
(c)Comcorp Holdings, Term Loan, 14.00%, 8/28/2001 .....................................             5,000,000              3,825,000
   Corus Entertainment Inc., Term Loan B, 9.74%, 9/01/07 (Canada) .....................             9,900,000              9,949,500
   Emmis Communications Corp., Term Loan B, 9.43%, 8/31/09 ............................            16,000,000             16,042,496
   Entravision Communications Corp., Term Loan B, 11.75%, 12/31/08 ....................             7,000,000              7,070,000
   Nassau Broadcasting Partners, Term Loan B, 10.26%, 6/30/07 .........................             7,543,000              7,524,143
   Quorum Broadcasting, Term Loan B, 8.92%, 9/30/07 ...................................             9,900,000              9,918,563
   Sinclair Broadcast Group Inc.,
     (d)Revolver, 6.71 - 9.50%, 9/15/05 ...............................................             4,246,561              4,140,397
        Term Loan, 7.43%, 9/15/05 .....................................................             7,532,570              7,374,386
   White Knight Broadcasting, Term Loan B, 8.82%, 6/30/07 .............................             4,674,768              3,576,197
                                                                                                                        ------------
                                                                                                                          89,736,117
                                                                                                                        ------------
   BUILDING MATERIALS .3%
   Formica Corp., Term Loan B, 9.94 - 10.32%, 4/30/06 .................................             6,947,500              6,218,013
   Magnatrax, Term Loan B, 10.13 - 10.38%, 11/15/05 ...................................             4,259,152              4,142,025
                                                                                                                        ------------
                                                                                                                          10,360,038
                                                                                                                        ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   BUILDING PRODUCTS .5%
   Tapco International,
        Term Loan B, 9.69 - 9.89%, 7/23/07 ............................................           $ 7,555,398           $  7,498,732
        Term Loan C, 9.88%, 7/23/08 ...................................................             6,324,048              6,276,618
   Therma-Tru Corp., Term Loan B, 9.81%, 5/09/07 ......................................               992,500                937,913
                                                                                                                        ------------
                                                                                                                          14,713,263
                                                                                                                        ------------
   CABLE TELEVISION 9.7%
   Century Cable (Adelphia),
        Discretionary Term Loan, 9.19%, 12/31/09 ......................................            25,500,000             25,454,457
        Term Loan, 9.30%, 6/30/09 .....................................................            31,000,000             30,914,440
   Charter Communications CCVI,
     (d)Revolver, 7.18 - 10.50%, 5/12/08 ..............................................               212,500                208,250
        Term Loan A, 7.18%, 5/12/08 ...................................................             1,125,000              1,116,738
        Term Loan B, 8.18%, 11/12/08 ..................................................            20,000,000             19,990,000
   Charter Communications CCVIII, Term Loan B, 9.15%, 2/02/08 .........................            27,000,000             26,999,766
   Charter Communications Operating LLC, Term Loan B, 8.15 - 8.18%, 3/18/08 ...........            69,000,000             68,965,500
   Classic Cable, Term Loan B, 9.68 - 10.00%, 1/31/08 .................................             2,000,000              1,928,958
   Insight Midwest Holdings, Term Loan, 8.68%, 12/31/09 ...............................             7,000,000              7,020,419
   Mediacom Illinois, Term Loan B, 9.12%, 12/31/08 ....................................             5,000,000              5,005,625
   Mediacom Southeast, Term Loan B, 8.22 - 9.12%, 8/01/08 .............................             2,500,000              2,502,813
   Pegasus Media & Communications, Term Loan B, 9.37%, 4/30/05 ........................            17,500,000             17,503,640
   UCA-HHC (Adelphia), Term Loan B, 9.06%, 3/31/08 ....................................            35,000,000             34,737,500
   UPC Distribution Holdings BV, Term Loan B, 10.74%, 3/31/09 .........................            53,000,000             52,028,351
                                                                                                                        ------------
                                                                                                                         294,376,457
                                                                                                                        ------------
   CASINOS/GAMING 2.4%
   Ameristar Casinos Inc.,
        Term Loan B, 9.75%, 12/20/06 ..................................................            12,384,615             12,431,058
        Term Loan C, 10.00%, 12/20/07 .................................................            10,615,385             10,655,192
   Autotote Corp., Term Loan B, 10.56 - 11.00%, 9/30/07 ...............................            32,917,500             31,683,094
   Boyd Gaming Corp., Term Loan B, 8.18 - 9.47%, 6/15/03 ..............................             2,992,500              2,985,019
   Hollywood Casino Corp., 13.00%, 5/01/06 ............................................             5,000,000              5,200,000
   Horseshoe Gaming Holding, Term Loan B, 8.94%, 3/17/06 ..............................             5,922,000              5,931,256
   Isle of Capri,
        Term Loan B, 10.05%, 3/02/06 ..................................................             2,382,000              2,390,561
        Term Loan C, 9.97%, 3/02/07 ...................................................             2,084,250              2,091,741
                                                                                                                        ------------
                                                                                                                          73,367,921
                                                                                                                        ------------
   CELLULAR TELEPHONE 9.8%
   Alec Holdings Inc.,
        Term Loan B, 9.50%, 11/04/07 ..................................................             2,631,579              2,627,055
        Term Loan C, 9.75%, 5/14/08 ...................................................             2,368,421              2,364,350
   American Cellular Inc.,
        Term Loan B, 9.51%, 3/01/08 ...................................................             2,500,001              2,497,586
        Term Loan C, 9.76%, 3/01/09 ...................................................             7,999,999              7,992,271

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)



                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   CELLULAR TELEPHONE (CONT.)
   Centennial Cellular Operating Co. LLC,
        Term Loan B, 9.72 - 9.75%, 5/31/07 ............................................           $ 7,853,319           $  7,864,769
        Term Loan C, 9.87 - 10.03%, 11/30/07 ..........................................             4,502,518              4,509,789
   Cook Inlet/Voicestream Operating Co., Term Loan B, 10.50%, 12/31/08 ................            20,000,000             20,308,340
   Dobson Operating Co., Term Loan B, 8.72%, 12/31/07 .................................             4,455,000              4,425,299
   Microcell Connexions Inc., (Canada)
        Term Loan B, 9.43%, 3/01/06 ...................................................             5,601,575              5,589,325
        Term Loan C, 9.86%, 3/01/06 ...................................................             5,000,000              5,001,565
   Nextel Communications Inc.,
        Term Loan A, 9.31%, 12/31/07 ..................................................             7,968,750              7,849,218
        Term Loan B, 9.86%, 1/29/08 ...................................................            12,250,000             12,286,517
        Term Loan C, 10.43%, 7/29/08 ..................................................            17,250,000             17,301,422
        Term Loan D, 9.81%, 3/31/09 ...................................................            39,000,000             38,744,082
   Nextel Operations Inc.,
        Leveraged Lease Loan, 10.62%, 3/15/05 .........................................             4,070,411              4,060,235
        Leveraged Lease Loan II, 10.01%, 2/08/07 ......................................            14,587,501             14,551,033
   Nextel Partners Inc., Term Loan C, 10.75%, 7/29/08 .................................            20,000,000             20,070,840
   Rural Cellular Corp.,
        Term Loan B, 9.47%, 10/03/08 ..................................................             7,500,000              7,483,598
        Term Loan C, 9.72%, 4/03/09 ...................................................             7,500,000              7,483,598
   Sygnet Wireless Inc., Term Loan C, 10.45%, 12/23/07 ................................             1,686,120              1,675,130
   Telecorp PCS Inc., Term Loan B, 9.54%, 1/17/08 .....................................             5,000,000              4,984,375
   Tritel Holding Corp., Term Loan B, 11.13%, 12/31/07 ................................             5,000,000              5,009,895
   Voicestream Holding LLC,
        Term Loan A, 9.63%, 6/30/09 ...................................................             1,683,333              1,672,287
        Term Loan B, 8.77 - 9.62%, 6/30/09 ............................................            91,316,667             90,723,159
                                                                                                                        ------------
                                                                                                                         297,075,738
                                                                                                                        ------------
   COAL MINING .2%
(c)AEI Resources, Term Loan B, 12.37%, 9/30/05 ........................................             9,500,000              5,700,000
                                                                                                                        ------------
   COMPUTER/VIDEO CHAINS 1.1%
   Blockbuster Inc.,
     (d)Revolver, 7.13 - 8.17%, 7/01/04 ...............................................            24,514,791             23,105,191
        Term Loan, 7.74 - 8.19%, 7/01/04 ..............................................            12,019,231             11,318,112
                                                                                                                        ------------
                                                                                                                          34,423,303
                                                                                                                        ------------
   CONSUMER SPECIALTIES .1%
   Holmes Products Corp., Term Loan B, 9.31 - 10.19%, 2/05/07 .........................             1,962,688              1,849,834
   Jostens Inc., Term Loan B, 10.26%, 5/31/08 .........................................             2,500,000              2,509,570
                                                                                                                        ------------
                                                                                                                           4,359,404
                                                                                                                        ------------
   CONSUMER SUNDRIES .3%
   United Industries Corp., Term Loan B, 9.72%, 1/20/06 ...............................             9,058,517              8,005,464
                                                                                                                        ------------
   CONTAINERS/PACKAGING 1.0%
   Graham Packaging Co.,
        Term Loan B, 9.81%, 1/31/06 ...................................................             2,692,735              2,643,649
        Term Loan C, 10.06%, 1/31/07 ..................................................             2,231,123              2,189,058
        Term Loan D, 10.00 - 10.06%, 1/31/07 ..........................................            13,230,000             13,002,987

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   CONTAINERS/PACKAGING (CONT.)
   Impress Metal, Term Loan G, 9.45%, 12/31/06 ........................................           $ 5,500,000           $  5,520,625
   Interpool Inc., Term Loan, 7.75%, 10/24/02 .........................................             2,493,750              2,506,219
   Tekni-Plex Inc., Term Loan B, 9.93%, 6/21/06 .......................................             4,962,500              4,863,250
                                                                                                                        ------------
                                                                                                                          30,725,788
                                                                                                                        ------------
   DIVERSIFIED COMMERCIAL SERVICES 2.5%
   Burhmann US Inc., Term Loan B, 10.03%, 10/26/07 ....................................            29,994,467             30,048,037
   Outsourcing Solutions Inc., Term Loan B, 9.68%, 6/01/06 ............................             4,937,500              4,822,293
   Stream International, Term Loan, 10.56%, 10/29/06 ..................................             2,500,000              2,484,375
   Travelcenters of America Inc., Term Loan B, 10.03%, 11/14/08 .......................             4,000,000              4,029,168
   U.S. Office Products Co.,
        Multi-Draw Term Loan, 9.22%, 6/09/05 ..........................................             1,761,883              1,048,320
     (d)Revolver, 10.19 - 10.62%, 6/09/05 .............................................             8,257,467              4,692,991
        Term Loan A, 9.22%, 6/09/06 ...................................................             3,075,745              1,753,175
        Term Loan B, 9.72%, 6/09/06 ...................................................            48,391,663             28,793,039
                                                                                                                        ------------
                                                                                                                          77,671,398
                                                                                                                        ------------
   DIVERSIFIED MANUFACTURING 2.0%
   Fisher Scientific International, Term Loan C, 8.93%, 10/21/05 ......................             1,728,587              1,733,218
   Foamex,
        Term Loan B, 9.18%, 6/30/05 ...................................................             1,536,379              1,501,810
        Term Loan C, 9.43%, 6/30/06 ...................................................             1,396,713              1,365,287
        Term Loan D, 9.56%, 12/31/06 ..................................................             7,173,517              7,012,113
   General Cable Corp., Term Loan B, 10.06%, 5/27/07 ..................................            10,301,388              9,915,086
   Global Energy Equipment Group, Term Loan B, 9.72%, 7/28/08 .........................             1,891,473              1,900,930
   Mediapak Holdings,
        Term Loan B, 9.96%, 1/14/06 ...................................................             6,162,309              6,162,304
        Term Loan C, 10.21%, 1/14/07 ..................................................             6,162,309              6,162,304
   Metaldyne Inc., Term Loan B, 9.68%, 11/28/08 .......................................            15,000,000             14,962,500
   Superior Telecom Inc., Term Loan B, 10.62%, 11/27/05 ...............................             9,479,542              8,599,727
   Yuasa Capital Inc., Term Loan B, 9.34%, 11/09/08 ...................................             3,000,000              3,015,000
                                                                                                                        ------------
                                                                                                                          62,330,279
                                                                                                                        ------------
   DRUG STORE CHAINS .8%
   Rite Aid Corp,
        Enhanced PCS Term Loan, 9.00%, 8/15/02 ........................................            11,352,859             10,785,216
        Term Loan A, 9.00%, 8/15/02 ...................................................               139,229                127,912
        Term Loan B, 9.00%, 8/15/02 ...................................................             7,884,108              7,243,524
   Shoppers Drug Mart, Term Loan C, 8.93 - 9.87%, 2/04/08 .............................             5,036,659              5,059,364
                                                                                                                        ------------
                                                                                                                          23,216,016
                                                                                                                        ------------
   ELECTRIC UTILITIES: CENTRAL .4%
   Western Resources, Term Loan, 9.31%, 3/17/03 .......................................            12,935,000             13,053,575
                                                                                                                        ------------
   ELECTRIC UTILITIES: EAST .4%
   AES New York Funding LLC, Term Loan, 8.50%, 5/04/02 ................................            11,000,000             11,002,288
                                                                                                                        ------------
   ELECTRIC UTILITIES: SOUTH 2.6%
   AES Texas Funding III, Term Loan, 8.68%, 3/31/02 ...................................            80,000,000             79,600,000
                                                                                                                        ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   ELECTRONIC COMPONENTS 1.3%
   Amkor Technology Inc., Term Loan B, 9.75%, 9/30/05 .................................           $ 9,950,000           $  9,988,089
   Coorstek Inc., Term Loan B, 9.23%, 12/06/06 ........................................             4,709,443              4,697,670
   Seagate Technology Holdings Inc, Term Loan B, 8.75%, 11/22/06 ......................            24,000,000             23,962,512
                                                                                                                        ------------
                                                                                                                          38,648,271
                                                                                                                        ------------
   ENGINEERING & CONSTRUCTION 1.4%
   URS Corp.,
        Term Loan B, 9.56 - 10.06%, 6/09/06 ...........................................             7,387,500              7,405,969
        Term Loan C, 9.81 - 10.31%, 6/09/07 ...........................................             7,387,500              7,405,969
   Washington Group International Inc., Term Loan B, 9.15%, 7/07/07 ...................            28,842,531             28,743,400
                                                                                                                        ------------
                                                                                                                          43,555,338
                                                                                                                        ------------
   ENVIRONMENTAL SERVICES 3.2%
   Allied Waste Industries Inc.,
        Term Loan B, 9.31 - 9.37%, 7/30/06 ............................................            38,020,123             37,427,884
        Term Loan C, 9.62 - 10.25%, 7/30/07 ...........................................            45,624,102             44,913,415
   Environmental Systems Products Holdings Inc.,
        Term Loan, 9.45% 12/31/04 .....................................................            16,646,460             12,151,916
        PIK Loan, 8.95%, 12/31/04 .....................................................             8,609,649              3,766,719
                                                                                                                        ------------
                                                                                                                          98,259,934
                                                                                                                        ------------
   FARMING/SEEDS/MILLING .1%
   Hines Nurseries Inc., Term Loan B, 9.68%, 2/28/05 ..................................             3,000,000              2,910,000
                                                                                                                        ------------
   FINANCE COMPANIES .3%
   Ares IV, Term Loan D, 12.77%, 12/22/12 .............................................             1,400,000              1,396,282
   Centurion II, Tranche D, 12.76%, 11/12/12 ..........................................             2,500,000              2,476,953
   First Dominion Funding II, sub. floating rate deb.,
        Series 1A-D2, 144A, 12.41%, 4/25/14 ...........................................             3,000,000              2,860,781
   Highland Legacy Ltd., Term Loan D, 13.00%, 6/01/11 .................................             2,000,000              1,972,525
                                                                                                                        ------------
                                                                                                                           8,706,541
                                                                                                                        ------------
   FOOD CHAINS .4%
   Buffets Inc., Term Loan B, 10.37%, 1/15/07 .........................................             4,000,000              4,025,832
   Dominos Pizza Inc.,
        Term Loan B, 10.06%, 3/31/07 ..................................................             2,497,500              2,509,468
        Term Loan C, 10.31%, 12/21/07 .................................................             2,502,500              2,514,492
   Pathmark Stores Inc., Term Loan B, 10.62 - 10.68%, 6/30/07 .........................             1,996,667              1,985,186
                                                                                                                        ------------
                                                                                                                          11,034,978
                                                                                                                        ------------
   FOREST PRODUCTS .1%
   Grant Forest Products Inc., Term Loan B, 9.68%, 10/13/08 ...........................             2,992,500              2,970,056
                                                                                                                        ------------
   HOME BUILDING .1%
   Lennar Corp., Term Loan C, 8.43%, 5/02/07 ..........................................             3,955,000              3,978,070
                                                                                                                        ------------
   HOME FURNISHINGS .1%
   Sealy Mattress Co.,
        Term Loan B, 8.62%, 12/15/04 ..................................................               745,419                746,811
        Term Loan C, 8.87%, 12/15/05 ..................................................               537,229                538,572
        Term Loan D, 9.12%, 12/15/06 ..................................................               686,649                687,931
                                                                                                                        ------------
                                                                                                                           1,973,314
                                                                                                                        ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   HOSPITAL/NURSING MANAGEMENT 2.5%
   Columbia-Healthone, Term Loan B, 9.22%, 6/30/05 ....................................           $ 6,903,448           $  6,907,763
   Genesis Health Ventures Inc.,
        Revolver, 9.98 - 11.25%, 9/30/03 ..............................................            16,520,428             10,407,869
        Term Loan B, 10.23%, 9/30/04 ..................................................             2,718,167              1,702,252
        Term Loan C, 10.48%, 9/30/05 ..................................................             2,006,977              1,256,869
   Healthsouth Corp., TROL I-A, 8.56%, 6/22/03 ........................................            18,000,000             17,640,000
   IASIS Healthcare Corp., Term Loan B, 9.90%, 9/30/06 ................................            32,957,243             33,072,593
(c)Multicare Companies Inc.,
        Term Loan B, 11.00%, 9/30/04 ..................................................             2,473,839              1,526,358
        Term Loan C, 11.00%, 9/30/05 ..................................................               602,883                371,979
   Vanguard Health Systems Inc., Term Loan B, 11.06%, 2/01/06 .........................             3,969,937              3,984,825
                                                                                                                        ------------
                                                                                                                          76,870,508
                                                                                                                        ------------
   HOTEL/RESORTS 4.9%
   Extended Stay America Inc.,
        Term Loan C, 9.22%, 12/31/04 ..................................................            11,880,000             11,931,975
        Term Loan D, 9.40%, 12/31/07 ..................................................            10,000,000             10,046,430
   Sunburst Hospitality Corp.,
        Facility Term Loan 1, 9.89 - 12.00%, 1/04/03 ..................................            10,153,846             10,128,461
        Facility Term Loan 2, 9.89%, 12/21/05 .........................................            22,846,154             22,789,038
   Wyndham International Inc.,
        Increasing Rate Loan, 11.56%, 6/05/03 .........................................            44,867,692             44,574,796
     (d)Revolver, 8.12 - 9.75%, 6/30/05 ...............................................             2,400,000              2,304,000
        Term Loan, 11.06%, 6/30/06 ....................................................            47,500,000             46,906,250
                                                                                                                        ------------
                                                                                                                         148,680,950
                                                                                                                        ------------
   INDUSTRIAL MACHINERY/COMPONENTS 1.2%
   Blount International Inc., Term Loan B, 9.88 - 10.75%, 6/30/06 .....................            14,812,500             14,493,113
   Flowserve Corp., Term Loan B, 10.06 - 10.25%, 6/30/08 ..............................             4,964,915              4,973,191
   Gleason Corporation, Term Loan B, 9.31 - 10.31%, 2/18/08 ...........................             4,950,000              4,925,249
   Terex Corp., Term Loan C, 8.64%, 3/31/06 ...........................................             7,371,447              7,361,466
   Thermadyne Holdings Corp.,
        Term Loan B, 9.44 - 9.76%, 5/23/05 ............................................             2,378,853              2,124,315
        Term Loan C, 9.69 - 10.01%, 5/22/06 ...........................................             2,378,853              2,124,315
                                                                                                                        ------------
                                                                                                                          36,001,649
                                                                                                                        ------------
   MAJOR CHEMICALS .8%
   Georgia Gulf Corp., Term Loan B, 8.43%, 11/12/06 ...................................             1,972,550              1,979,639
   Huntsman International LLC,
        Term Loan B, 9.43 - 9.75%, 6/30/07 ............................................             2,450,000              2,457,044
        Term Loan C, 8.87 - 9.81%, 6/30/08 ............................................             2,450,000              2,457,044
   Lyondell Chemical Co.,
        Term Loan B, 10.36%, 6/30/05 ..................................................             1,570,788              1,579,694
        Term Loan E, 9.59%, 5/16/06 ...................................................            14,737,261             15,044,902
                                                                                                                        ------------
                                                                                                                          23,518,323
                                                                                                                        ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)



                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   MARINE TRANSPORTATION .3%
   American Commercial Lines,
        Term Loan B, 8.43 - 9.37%, 6/30/06 ............................................           $ 3,886,137           $  3,589,819
        Term Loan C, 8.68 - 9.62%, 6/30/07 ............................................             4,894,820              4,521,591
                                                                                                                        ------------
                                                                                                                           8,111,410
                                                                                                                        ------------
   MEDIA CONGLOMERATES .8%
(c)Bridge Information Systems Inc.,
        Multi-Draw Term Loan, 10.43%, 5/29/03 .........................................             3,477,728                486,882
        Revolver, 10.43 - 12.25%, 5/29/05 .............................................             2,584,889                447,186
        Term Loan A, 10.43%, 5/29/03 ..................................................             1,267,199                219,225
        Term Loan B, 10.43 - 10.68%, 5/29/05 ..........................................            22,572,477              3,905,039
   Key 3 Media Events Inc., Term Loan B, 9.72%, 6/30/06 ...............................            18,939,394             18,957,159
                                                                                                                        ------------
                                                                                                                          24,015,491
                                                                                                                        ------------
   MEDICAL/NURSING SERVICES .7%
   Davita Inc.,
        Term Loan B, 9.62 - 10.43%, 3/31/06 ...........................................             5,288,403              5,279,038
        Term Loan Revolver, 9.62 - 9.75%, 3/31/03 .....................................            10,554,830             10,548,233
   Maxxim Medical,
        Term Loan B, 10.56%, 5/12/06 ..................................................             2,098,825              2,072,589
        Term Loan C, 10.81%, 5/12/07 ..................................................             2,098,825              2,072,589
                                                                                                                        ------------
                                                                                                                          19,972,449
                                                                                                                        ------------
   MEDICAL SPECIALTIES .4%
   Alliance Imaging,
        Term Loan B, 8.87%, 11/02/07 ..................................................             4,029,851              3,972,760
        Term Loan C, 9.12%, 11/02/08 ..................................................             4,970,149              4,899,737
   Hanger Orthopedic Group Inc., Term Loan B, 10.49%, 12/31/06 ........................             2,945,126              2,464,089
                                                                                                                        ------------
                                                                                                                          11,336,586
                                                                                                                        ------------
   METAL FABRICATIONS 1.0%
   Fairchild Corp., Term Loan B, 8.89 - 9.53%, 4/30/06 ................................             8,742,238              8,217,703
   Mueller Group,
        Term Loan B, 9.30 - 10.50%, 8/16/05 ...........................................               972,657                976,609
        Term Loan C, 10.62 - 10.76%, 8/16/06 ..........................................               972,657                976,760
        Term Loan D, 9.38 - 10.75%, 8/16/07 ...........................................            19,353,750             19,474,711
                                                                                                                        ------------
                                                                                                                          29,645,783
                                                                                                                        ------------
   MID-SIZED BANKS .1%
   Sovereign Bancorp Inc., Term Loan, 9.38%, 11/14/03 .................................             4,200,000              4,213,562
                                                                                                                        ------------
   MILITARY/GOVERNMENT/TECHNICAL .6%
   Titan Corp., Term Loan B, 8.46%, 2/23/07 ...........................................             6,947,500              6,930,131
   Veridian Corp., Term Loan, 8.59%, 9/14/06 ..........................................             9,974,937              9,962,469
                                                                                                                        ------------
                                                                                                                          16,892,600
                                                                                                                        ------------
   MOVIES/ENTERTAINMENT 3.7% AMF Bowling Inc.,
        AXEL A, 14.75%, 3/31/03 .......................................................             8,916,570              7,114,148
        AXEL B, 15.25%, 3/31/04 .......................................................            11,929,973              9,518,413

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
  MOVIES/ENTERTAINMENT (CONT.)
  AMF Bowling Inc., (cont.)
     (d)Revolver, 10.43 - 14.25%, 3/31/02 .............................................           $ 2,113,834           $  1,703,752
        Term Loan A, 10.41%, 3/31/02 ..................................................             4,825,664              3,848,466
   Dreamworks Film Trust II, Term Loan B, 8.37%, 1/15/09 ..............................             2,700,000              2,719,408
   Fitness Holdings Worldwide,
        Term Loan B, 10.75%, 11/02/06 .................................................             4,960,000              4,806,240
        Term Loan C, 11.00%, 11/02/07 .................................................            10,249,672              9,931,933
   Hoops LP (Vancouver Grizzlies), Term Loan, 10.28%, 9/30/05 .........................            10,000,000              9,987,500
   Phoenix Suns, Term Loan, 7.50 - 8.81%, 3/31/05 .....................................            10,000,000              9,981,250
   Premier Parks Inc., Term Loan B, 9.30 - 9.94%, 9/30/05 .............................            12,500,000             12,586,713
   Regal Cinemas Inc.,
     (d)Revolver, 8.34 - 10.50%, 5/26/05 ..............................................            16,021,299             12,296,350
        Term Loan A, 10.50%, 5/26/05 ..................................................             3,717,532              2,853,206
        Term Loan B, 10.75%, 5/26/06 ..................................................             2,160,247              1,657,990
        Term Loan C, 11.00%, 5/24/07 ..................................................             3,004,747              2,306,143
   United Artist Theaters,
        Term Loan B, 10.14 - 12.25%, 4/21/06 ..........................................             8,655,650              6,296,985
        Term Loan C, 10.14 - 12.25%, 4/21/07 ..........................................             8,442,844              6,142,168
   Washington Football Group, Term Loan A, 8.24%, 10/22/04 ............................               400,000                401,000
   WFI Corp., Term Loan B, 9.62%, 10/22/04 ............................................             8,600,000              8,643,000
                                                                                                                        ------------
                                                                                                                         112,794,665
                                                                                                                        ------------
   NEWSPAPERS 1.8%
   Canwest Media Inc.,
        Term Loan B, 10.25%, 5/15/08 ..................................................            29,542,956             29,536,811
        Term Loan C, 10.50%, 5/15/09 ..................................................            18,457,043             18,453,204
   Trader.com, (Netherlands)
        Term Loan B, 8.64%, 12/31/06 ..................................................             4,480,281              4,446,679
        Term Loan C, 9.14%, 12/31/07 ..................................................             3,019,719              2,997,071
                                                                                                                        ------------
                                                                                                                          55,433,765
                                                                                                                        ------------
   NON-U.S. UTILITIES 1.2%
   AES EDC Funding II LLC, Term Loan, 9.62%, 10/06/03 .................................            38,000,000             37,810,000
                                                                                                                        ------------
   OTHER METALS/MINERALS .2%
   Better Minerals & Aggregates, Term Loan B, 9.18%, 9/30/07 ..........................             4,921,053              4,905,674
                                                                                                                        ------------
   OTHER TELECOMMUNICATIONS 5.7%
   360Networks Inc., Term Loan, 10.24%, 12/15/07 ......................................             9,000,000              8,782,497
   Cincinnati Bell Inc., Term Loan B, 8.78 - 9.01%, 1/14/07 ...........................             5,000,000              5,013,670
   Cricket Communications Inc., Term Loan, 11.00%, 6/30/07 ............................            40,000,000             30,900,000
   Global Crossing Holdings Ltd., Term Loan B, 9.28%, 8/15/06 .........................            11,000,000             11,019,096
   ICG Communications Inc., Term Loan B, 10.37%, 3/31/06 ..............................             2,411,545              2,327,141
   ITC Deltacom Inc., Term Loan B, 9.28%, 9/05/07 .....................................             4,962,500              4,813,625
(d)Level 3 Communications Inc., Term Loan A, 9.52%, 9/30/07 ...........................            16,363,636             15,761,929
   Mcleod USA Inc., Term Loan B, 9.21%, 5/31/08 .......................................            20,000,000             20,033,340
   Northpoint Communications Group Inc., Term Loan, 12.50%, 3/31/04 ...................            15,750,000             12,836,250
   RCN Corp., Term Loan B, 10.31%, 6/03/07 ............................................            18,000,000             15,876,000
   Satelites Mexicanos, Term Loan C, 11.28%, 6/30/04 (Mexico) .........................             3,530,000              3,229,950

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   OTHER TELECOMMUNICATIONS (CONT.)
   Teligent Inc., Multi-Draw Term Loan, 9.32 - 11.25%, 6/30/06 ........................           $21,000,000           $ 10,206,000
   Time Warner Telecom Inc., Term Loan B, 9.89%, 12/15/07 .............................            10,000,000             10,050,000
   WCI Capital Corp., Term Loan B, 11.25%, 3/31/07 ....................................            20,500,000             18,019,500
   XO Communications Inc., Term Loan B, 9.81%, 10/31/05 ...............................             4,500,000              4,447,688
                                                                                                                        ------------
                                                                                                                         173,316,686
                                                                                                                        ------------
   PACKAGE GOODS/CONTAINERS .2%
   Huntsman Packaging Corp., Term Loan B, 10.25%, 5/31/08 .............................             8,000,000              7,192,000
                                                                                                                        ------------
   PACKAGED FOODS 2.9%
   Agrilink Foods Inc.,
        Term Loan B, 10.52%, 9/30/04 ..................................................             6,702,002              6,144,898
        Term Loan C, 10.77% 9/30/05 ...................................................             6,870,329              6,299,233
   Aurora Foods Inc.,
        Revolver, 8.89 - 9.13%, 6/30/05 ...............................................               729,751                656,778
        Term Loan A, 8.89%, 6/30/05 ...................................................               614,105                557,812
        Term Loan B, 9.39%, 9/30/06 ...................................................             8,395,063              7,744,445
   B&G Foods, Term Loan B, 10.72%, 3/31/06 ............................................             5,839,246              5,436,338
   Burns Philp, Revolver, 6.93 - 7.81%, 8/17/01 (Australia) ...........................            51,793,972             51,017,062
   CP Kelco,
        Term Loan B, 9.64%, 3/31/08 ...................................................             3,375,000              3,272,906
        Term Loan C, 9.89%, 9/30/08 ...................................................             1,125,000              1,090,969
   Merisant Corp., Term Loan B, 9.72%, 3/30/07 ........................................             1,182,079              1,181,094
   Nutrasweet,
        Second Lien Term Loan, 10.93%, 5/24/09 ........................................             3,000,000              2,977,500
        Term Loan B, 9.31 - 10.12%, 5/24/07 ...........................................             2,389,855              2,391,349
                                                                                                                        ------------
                                                                                                                          88,770,384
                                                                                                                        ------------
   PRINTING/FORMS 2.1%
   American Reprographics, Term Loan B, 10.43 - 11.75%, 4/10/08 .......................            16,376,335             16,335,394
   Big Flower Press Holdings Inc.,
        Term Loan B, 10.00 - 10.50%, 12/09/08 .........................................             9,919,081              9,745,496
        Term Loan, 13.50%, 12/09/09 ...................................................            25,000,000             23,781,250
   Dimac Corp.,
     (d)Revolver DIP, 12.50%, 6/30/01 .................................................               260,798                259,493
        Term Loan B, 12.50%, 6/30/06 ..................................................             4,048,826              2,530,516
        Term Loan C, 12.50%, 12/31/06 .................................................             3,036,620              1,897,887
   Mail-Well, Term Loan B, 8.94%, 2/22/07 .............................................             8,940,889              8,896,185
                                                                                                                        ------------
                                                                                                                          63,446,221
                                                                                                                        ------------
   PULP & PAPER 2.6%
   Alabama Pine & Pulp,
        Term Loan A, 9.69%, 6/30/03 ...................................................            32,105,162             24,453,443
        Term Loan B, 9.69%, 6/30/05 ...................................................             3,552,215                617,197
        Term Loan C, 10.75%, 6/30/05 ..................................................             4,789,342                832,148
   Stone Container Corp.,
        Term Loan E, 9.93 - 10.18%, 10/01/03 ..........................................             5,836,040              5,861,573
        Term Loan F, 9.81%, 12/31/05 ..................................................            15,645,843             15,704,515

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
  PULP & PAPER (CONT.)
   Stone Container Corp., (cont.)
        Term Loan G, 10.31 - 10.37%, 12/31/06 .........................................           $16,369,244           $ 16,393,110
        Term Loan H, 9.50 - 10.31%, 12/31/06 ..........................................            14,069,192             14,089,704
                                                                                                                        ------------
                                                                                                                          77,951,690
                                                                                                                        ------------
   RAILROADS .3%
   Helm Holding Corp., Term Loan B, 10.75%, 10/18/06 ..................................             6,000,000              6,005,628
   Kansas City Southern Railway Co., Term Loan B, 8.48%, 1/11/07 ......................             1,750,000              1,762,578
                                                                                                                        ------------
                                                                                                                           7,768,206
                                                                                                                        ------------
   REAL ESTATE INVESTMENT TRUSTS 3.6%
   Corrections Corp. of America,
        Term Loan B, 11.08%, 12/31/02 .................................................            17,254,428             13,803,543
        Term Loan C, 11.14%, 12/31/02 .................................................            23,541,422             18,833,137
   Meditrust Corp., Term Loan D, 9.50%, 7/17/01 .......................................            36,407,248             35,466,738
   Ventas Realty LP,
        Tranche A, 8.38%, 12/31/02 ....................................................            25,731,165             24,959,230
        Tranche B, 9.38%, 12/31/05 ....................................................            11,318,753             10,611,331
        Tranche C, 9.88%, 12/31/07 ....................................................             5,912,808              5,528,475
                                                                                                                        ------------
                                                                                                                         109,202,454
                                                                                                                        ------------
   RENTAL/LEASING COMPANIES 2.4%
   Ashtead Group, Term Loan B, 9.57%, 6/30/07 (United Kingdom) ........................            24,000,000             23,745,000
   NationsRent Inc., Term Loan B, 10.12%, 7/20/06 .....................................            18,850,000             14,467,375
   Rent-A-Center Inc.,
        Term Loan B, 7.75 - 8.75%, 1/31/06 ............................................             1,104,235              1,093,540
        Term Loan C, 8.00 - 9.00%, 1/31/07 ............................................             1,574,114              1,558,866
   Rent-Way Inc., Term Loan B, 11.12%, 9/30/06 ........................................             9,912,487              9,169,050
   United Rentals Inc., Term Loan C, 9.07%, 6/30/06 ...................................            23,890,000             22,979,194
                                                                                                                        ------------
                                                                                                                          73,013,025
                                                                                                                        ------------
 SEMICONDUCTORS 1.0%
 Semiconductor Components,
    Term Loan A, 8.43 - 9.37%, 8/04/05 ................................................               131,277                130,087
    Term Loan B, 9.43%, 8/04/06 .......................................................             9,629,630              9,637,651
    Term Loan C, 9.68%, 8/04/07 .......................................................            10,370,370             10,379,009
    Term Loan D, 9.75%, 8/04/07 .......................................................             9,000,000              8,992,503
                                                                                                                        ------------
                                                                                                                          29,139,250
                                                                                                                        ------------
 SERVICES TO THE HEALTH INDUSTRY .8%
 Advance PCS Inc., Term Loan B, 10.01%, 10/02/07 ......................................             9,000,000              9,036,567
 Dade Behring,
    Term Loan B, 9.37 - 9.68%, 6/29/06 ................................................             2,185,330              1,512,561
    Term Loan C, 9.25 - 9.87%, 6/29/07 ................................................             2,209,952              1,532,759
 Quest Diagnostics Inc.,
    Term Loan B, 9.70 - 9.76%, 6/15/06 ................................................             2,499,144              2,506,285
    Term Loan C, 9.62 - 10.40%, 6/15/06 ...............................................             2,312,957              2,319,565
 Unilab Corp., Term Loan B, 9.62%, 11/23/06 ...........................................             8,277,589              8,308,630
                                                                                                                        ------------
                                                                                                                          25,216,367
                                                                                                                        ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   SPECIALTY CHEMICALS .4%
   Arteva B.V. (Kosa), Term Loan B, 9.68%, 12/31/06 ...................................           $ 3,832,968           $  3,852,531
   Hercules Inc., Term Loan D, 9.02%, 11/15/05 ........................................             2,000,000              1,970,000
   OM Group Inc., Term Loan B, 9.43%, 3/31/07 .........................................             4,937,563              4,959,165
                                                                                                                       -------------
                                                                                                                          10,781,696
                                                                                                                       -------------
   STEEL/IRON ORE .3%
   Ispat Sidbec Inc., (Canada)
        Term Loan B, 8.14 - 8.91%, 7/16/04 ............................................             6,086,937              4,854,332
        Term Loan C, 8.64 - 9.41%, 1/16/05 ............................................             6,086,937              4,854,332
                                                                                                                       -------------
                                                                                                                           9,708,664
                                                                                                                       -------------
   TELECOMMUNICATIONS EQUIPMENT 3.9%
   American Tower Corp., Term Loan B, 8.93%, 12/31/07 .................................             7,500,000              7,537,500
   Arch Wireless Inc.,
        Term Loan B, 9.06%, 6/30/05 ...................................................             4,750,000              3,120,156
        Term Loan B-1, 8.62 - 10.18%, 6/30/06 .........................................            52,785,875             35,762,430
        Term Loan C, 13.62%, 6/30/06 ..................................................             3,284,063              2,555,411
   Crown Castle Operating Co., Term Loan B, 9.39%, 3/15/08 ............................             9,000,000              9,043,749
   Dynatech Corp., Term Loan B, 9.68%, 9/30/07 ........................................            23,717,647             23,604,988
   E.Spire Communications, Term Loan C, 10.68%, 8/01/06 ...............................            16,877,867             14,852,523
   Pacific Crossing Ltd., Term Loan B, 8.18%, 7/26/06 .................................            24,909,420             23,632,812
                                                                                                                       -------------
                                                                                                                         120,109,569
                                                                                                                       -------------
   TEXTILES .9%
   Collins & Aikman Floorcoverings, Term Loan B, 11.50%, 1/25/08 ......................             4,000,000              4,020,000
   Galey & Lord Inc.,
        Term Loan B, 9.22 - 9.41%, 4/02/05 ............................................             1,357,237              1,227,450
        Term Loan C, 10.45%, 4/01/06 ..................................................               962,805                870,736
   Pillowtex Corp., Term Loan B, 10.44%, 12/31/04 .....................................            18,874,036             11,532,036
   Synthetic Industries Inc., Bridge Loan, 17.00%, 12/17/08 ...........................            10,000,000              8,950,000
                                                                                                                        ------------
                                                                                                                          26,600,222
                                                                                                                       -------------
   TOBACCO
   UST Inc., Term Loan B, 8.43%, 2/16/05 ..............................................             1,483,750              1,501,061
                                                                                                                       -------------
   TOOLS/HARDWARE .1%
   Shop Vac Corp. Term Loan, 9.16%, 6/30/07 ...........................................             3,000,000              2,998,125
                                                                                                                       -------------
   TRANSPORTATION 1.3%
   Eurotunnel Finance Ltd., (United Kingdom)
        Tier 1 Jr Debt, 7.03%, 7/01/25 ................................................           18,902,672 GBP          24,131,688
        Tier 2 Jr Debt, 7.03%, 7/01/25 ................................................           14,000,000 GBP          15,443,733
                                                                                                                       -------------
                                                                                                                          39,575,421
                                                                                                                       -------------
   WHOLESALE DISTRIBUTORS .3%
   Spartan Stores, Term Loan B, 9.75%, 3/18/07 ........................................             1,981,694              1,976,740
   Wilmar Industries Inc., Term Loan B, 10.38%, 9/29/07 ...............................             7,481,250              7,471,898
                                                                                                                       -------------
                                                                                                                           9,448,638
                                                                                                                       -------------
   TOTAL SENIOR FLOATING RATE INTERESTS (COST $3,048,060,739) .........................                                2,959,542,861
                                                                                                                       -------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)



                                                                                                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS
   ENVIRONMENTAL SERVICES
   Environmental Systems Products Holdings Inc. .........................................                 49,939      $            5
                                                                                                                      --------------
   INTERNET SERVICES
   Rivus Internet Group Inc. ............................................................                 72,960              18,240
                                                                                                                      --------------
   TOTAL COMMON STOCKS (COST $18,245) ...................................................                                     18,245
                                                                                                                      --------------
   PREFERRED STOCK
   ENVIRONMENTAL SERVICES
   Environmental Systems Products Holdings Inc., pfd ....................................                  7,914             474,842
                                                                                                                      --------------
   TOTAL PREFERRED STOCKS (COST $356,131) ...............................................                                    474,842
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $3,048,435,115) ....................................                              2,960,035,948
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 1.5%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $46,518,633) .....             46,518,633          46,518,633
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $3,094,953,748) 98.8% ........................................                              3,006,554,581
   OTHER ASSETS, LESS LIABILITIES 1.2% ..................................................                                 36,314,449
                                                                                                                      --------------
   NET ASSETS 100.0% ....................................................................                             $3,042,869,030
                                                                                                                      ==============

   CURRENCY ABBREVIATIONS
   GBP - British Pounds

*  The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. Bank.

(b)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers, Inc.

(c)See Note 6 regarding defaulted securities.

(d)See Note 7 regarding unfunded loan commitments.


20                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2001 (UNAUDITED)

Assets:
 Investments in securities:
  Cost .........................................................................................                    $ 3,094,953,748
                                                                                                                    ===============
  Value ........................................................................................                      3,006,554,581
 Cash ..........................................................................................                          4,335,010
 Receivables:
  Investment securities sold ...................................................................                             93,776
  Capital shares sold ..........................................................................                         13,924,664
  Interest .....................................................................................                         32,772,032
 Organization costs ............................................................................                             41,823
                                                                                                                    ---------------
      Total assets .............................................................................                      3,057,721,886
                                                                                                                    ----------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................................                            182,667
  Affiliates ...................................................................................                          3,197,566
  Deferred facilities fees (Note 1) ............................................................                          2,812,368
  Shareholders .................................................................................                            207,416
 Distributions to shareholders .................................................................                          8,381,541
 Other liabilities .............................................................................                             71,298
                                                                                                                    ---------------
      Total liabilities ........................................................................                         14,852,856
                                                                                                                    ---------------
       Net assets, at value ....................................................................                    $ 3,042,869,030
                                                                                                                    ===============
Net assets consist of:
 Net unrealized depreciation ...................................................................                        (88,395,597)
 Accumulated net realized loss .................................................................                         (6,194,292)
 Capital shares ................................................................................                      3,137,458,919
                                                                                                                    ---------------
      Net assets, at value .....................................................................                    $ 3,042,869,030
                                                                                                                    ===============
 Net asset value and maximum offering price per share
  ($3,042,869,030 / 316,473,477 shares outstanding)(a) .........................................                    $          9.61
                                                                                                                    ===============


(a)Redemption price is equal to net asset value less any applicable contingent deferred sales charge (see Note 2).

                       See notes to financial statements.                     21

FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)


Investment income:
(net of foreign taxes and fees of $312,165)
 Dividends ...........................................................................................                $   6,205,707
 Interest ............................................................................................                  152,107,167
                                                                                                                      -------------
      Total investment income ........................................................................                  158,312,874
                                                                                                                      -------------
Expenses:
 Management fees (Note 3) ............................................................................                   11,298,169
 Administrative fees (Note 3) ........................................................................                    1,381,419
 Transfer agent fees (Note 3) ........................................................................                    5,741,635
 Custodian fees ......................................................................................                       11,193
 Reports to shareholders .............................................................................                       52,010
 Registration and filing fees ........................................................................                      523,344
 Professional fees ...................................................................................                      146,023
 Trustees' fees and expenses .........................................................................                        5,763
 Amortization of organization costs (Note 1) .........................................................                       12,457
 Other ...............................................................................................                      136,010
                                                                                                                      -------------
      Total expenses .................................................................................                   19,308,023
       Net investment income .........................................................................                  139,004,851
                                                                                                                      -------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ........................................................................................                   (5,576,046)
  Foreign currency transactions ......................................................................                       (7,911)
                                                                                                                      -------------
       Net realized loss .............................................................................                   (5,583,957)
 Net unrealized appreciation (depreciation) on:
  Investments ........................................................................................                  (64,710,563)
  Translation of assets and liabilities denominated in foreign currencies ............................                        7,557
                                                                                                                      -------------
      Net unrealized depreciation ....................................................................                  (64,703,006)
                                                                                                                      -------------
Net realized and unrealized loss .....................................................................                  (70,286,963)
                                                                                                                      -------------
Net increase in net assets resulting from operations .................................................                $  68,717,888
                                                                                                                      =============


22                     See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2000

                                                                                        SIX MONTHS YEAR
                                                                                             ENDED                        ENDED
                                                                                        JANUARY 31, 2001             JULY 31, 2000
                                                                                        -------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................           $   139,004,851            $   155,940,461
  Net realized gain (loss) from investments and foreign
   currency transactions .....................................................                (5,583,957)                 1,485,304
  Net unrealized depreciation on investments and translation of
   assets and liabilities denominated in foreign currencies ..................               (64,703,006)               (27,283,820)
                                                                                        -------------------------------------------
      Net increase in net assets resulting from operations ...................                68,717,888                130,141,945
 Distributions to shareholders from net investment income ....................              (138,996,940)              (155,913,087)
 Capital share transactions (Note 2) .........................................               571,651,353              1,460,904,863
                                                                                        -------------------------------------------
      Net increase in net assets .............................................               501,372,301              1,435,133,721
Net assets (there is no undistributed net investment income at the beginning or end of period):
 Beginning of period .........................................................             2,541,496,729              1,106,363,008
                                                                                        -------------------------------------------
 End of period ...............................................................           $ 3,042,869,030            $ 2,541,496,729
                                                                                        ===========================================

                       See notes to financial statements.                     23

FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

Cash flow from operating activities:
 Dividends, interest and facility fees received ....................................................                $   129,408,172
 Operating expenses paid ...........................................................................                    (18,711,421)
                                                                                                                    ---------------
      Cash provided - operations ...................................................................                    110,696,751
                                                                                                                    ===============
Cash flow from investing activities:
 Investment purchases ..............................................................................                 (1,335,293,181)
 Investment sales and maturities ...................................................................                    771,833,887
                                                                                                                    ---------------
      Cash used - investments ......................................................................                   (563,459,294)
                                                                                                                    ===============
Cash flow from financing activities:
 Distributions to shareholders .....................................................................                    (39,679,009)
 Net proceeds from capital shares sold .............................................................                    497,694,693
                                                                                                                    ---------------
      Cash provided - financing activities .........................................................                    458,015,684
                                                                                                                    ===============
Net increase in cash ...............................................................................                      5,253,141
                                                                                                                    ---------------
Funds advanced by custodian at beginning of year ...................................................                       (918,131)
                                                                                                                    ---------------
Cash at end of period ..............................................................................                $     4,335,010
                                                                                                                    ===============

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING
ACTIVITIES FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)


Net investment income ..............................................................................                $   139,004,851
 Adjustments to reconcile net investment
   income to net cash provided by operating activities:
  Amortization income ..............................................................................                     (9,191,118)
  Amortization of organization costs ...............................................................                         12,457
  Decrease in facility fees ........................................................................                     (1,181,224)
  Income in kind ...................................................................................                     (6,671,743)
  Increase in interest receivable ..................................................................                    (11,860,617)
  Increase in other liabilities ....................................................................                        584,145
                                                                                                                    ---------------
Net cash provided by operating activities ..........................................................                $   110,696,751
                                                                                                                    ===============


24                     See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. Investment in these securities may be considered illiquid and prompt sale of these securities at an acceptable price may be difficult.

The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discount from securities is amortized on an income tax basis. Facility fees received are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

e. ORGANIZATION COSTS:

Organization costs are amortized on a straight-line basis over five years.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

g. LINE OF CREDIT:

The Fund has two unsecured lines of credit, which subject to limitations, allows the Fund to borrow up to an aggregate maximum amount of $75,000,000 to meet shareholder redemptions. Borrowings under the lines of credit bear interest at the Federal Funds Rate plus .50% per year.

For the period ending January 31, 2001, the lines of credit were unused.


2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends. An early withdrawal charge may be imposed on shares offered for tender which have been held for less than twelve months.

At January 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                 PERIOD ENDED                              YEAR ENDED
                                                               JANUARY 31, 2001                           JULY 31,2000
                                                        ---------------------------------------------------------------------------
                                                           SHARES             AMOUNT               SHARES                AMOUNT
                                                        ---------------------------------------------------------------------------
Shares sold .....................................        87,030,484        $ 849,715,500         179,578,847        $ 1,781,070,181
Shares issued in reinvestment of distributions ..         9,932,408           96,546,131          11,364,798            112,540,752
Shares redeemed .................................       (38,535,529)        (374,610,278)        (43,719,061)          (432,706,070)
                                                        ---------------------------------------------------------------------------
Net increase ....................................        58,427,363        $ 571,651,353         147,224,584        $ 1,460,904,863
                                                        ===========================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services) and Franklin/Templeton Investor Services, LLC (FTISI), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

Management fees were reduced on assets invested in the Sweep Money Fund.

The Fund pays an administrative fee to FT Services based on the net assets of the Fund as follows:

              ANNUALIZED
              FEE RATE    AVERAGE DAILY NET ASSETS
             ----------------------------------------------------------------
                .150%     First $200 million
                .135%     Over $200 million, up to and including $700 million
                .100%     Over $700 million, up to and including $1.2 billion
                .075%     In excess of $1.2 billion

Distributors received contingent deferred sales charges for the period of $712,821.


4. INCOME TAXES

At January 31, 2001, the unrealized depreciation based on the cost of investments for income tax purposes of $3,099,417,625 was as follows:


        Unrealized appreciation ...............                  $  22,664,738
        Unrealized depreciation ...............                   (115,527,782)
                                                                 -------------
        Net unrealized depreciation ...........                  $ (92,863,044)
                                                                 =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and foreign currency transactions.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2001 aggregated $1,339,075,746 and $755,219,753, respectively.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (continued)

6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 22.5% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions rather than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At January 31, 2001, the Fund held defaulted securities with a value aggregating $16,481,669 representing
 .54% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.


7. UNFUNDED LOAN COMMITMENTS

As of January 31, 2001, the Fund had unfunded loan commitments, which would be extended at the option of the borrowers, pursuant to the following loan agreements:


                                                                                            COMMITMENT                    UNFUNDED
        SECURITY                                                                              AMOUNT                       AMOUNT
        ----------------------------------------------------------------------------------------------------------------------------
        Allegiance Telecom, Revolver ......................................                 $33,000,000                 $ 33,000,000
        AMF Bowling Inc., Revolver ........................................                   3,013,699                      899,865
        Blockbuster Inc., Revolver ........................................                  33,350,002                    8,835,211
        Charter Communications CCVI, Revolver .............................                     875,000                      662,500
        Dimac Corp., Revolver DIP .........................................                     717,754                      456,956
        Level 3 Communications Inc., Term Loan A ..........................                  40,000,000                   23,636,364
        Meditrust Corp., Revolver .........................................                  10,000,000                   10,000,000
        Pillowtex Corp., Revolver .........................................                  10,000,000                   10,000,000
        Regal Cinemas Inc., Revolver ......................................                  16,183,131                      161,832
        Semiconductor Components, Revolver ................................                   1,071,429                    1,071,429
        Sinclair Broadcast Group Inc., Revolver ...........................                  17,516,623                   13,270,062
        U.S. Office Products Co., Revolver ................................                  12,333,694                    4,076,227
        Vencor Inc.,
         Term Loan A ......................................................                   2,569,521                    2,569,521
         Term Loan B ......................................................                   1,250,000                    1,250,000
        Wyndham International Inc., Revolver ..............................                   9,934,222                    7,534,222
                                                                                                                        ------------
                                                                                                                        $117,424,189
                                                                                                                        ============

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (unaudited) (continued)





                                                                              29